Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

11. SUBSEQUENT EVENTS

In April 2025, the Company set up AIFLIX LLC (“AIFLIX”), a joint venture established in collaboration with Wardour Studios Inc. (“Wardour Studios”), a leading Hollywood production and digital-effects studio specializing in next-generation content creation, for AI-generated short drama production. Using proprietary AI tools, created by Wardour Studios, the partnership aims to drive the seamless integration of artificial intelligence (AI) into short-form narrative production, co-developing AI-generated short drama series for global audiences.

In May 2025, the Board of Directors approved the purchase of Bitcoin and/or Ethereum to hold as a treasury reserve asset.